Income tax provision - Summary of reconciliation of tax expense (benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss before tax	$ (32,698)	$ (32,552)	$ (26,853)
Norway statutory tax, calculated at rate of 22%	(7,194)	(7,132)	(5,908)
Difference in subsidiary taxes, using local rates vs 22%	68	(179)	22
Estimated tax on permanent differences	267	568	389
Adjustment in respect of prior years	(69)		(112)
Use of and change in tax loss carried forward	7,426	7,969	5,510
Income tax expense (benefit)	$ (36)	$ 90	$ (99)